ORGANIZATION AND DESCRIPTION OF OUR COMPANY	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF OUR COMPANY	ORGANIZATION AND DESCRIPTION OF OUR COMPANY
Brookfield Infrastructure Corporation
Brookfield Infrastructure Corporation (our “company”) and its subsidiaries, own regulated utility investments in Brazil and the United Kingdom as well as a global intermodal logistics operation (the “businesses”). Our company was formed as a corporation established under the Business Corporation Act (British Columbia) on August 30, 2019 and is a subsidiary of Brookfield Infrastructure Partners L.P. (the “partnership”), which we also refer to as the parent company and Brookfield Infrastructure. The partnership, our company and our respective subsidiaries, are referred to collectively as our group. Brookfield Corporation is our company’s ultimate parent. Brookfield Corporation and any affiliate of Brookfield Corporation, other than our group, are referred to collectively as “Brookfield” and, unless the context otherwise requires, includes Brookfield Asset Management Ltd. The class A exchangeable subordinate voting shares (“exchangeable shares”) of our company are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”. The registered head office of our company is 250 Vesey Street, New York, NY, United States. The exchangeable shares of our company are structured with the intention of being economically equivalent to the units of the partnership. Given the economic equivalence, we expect that the market price of the exchangeable shares will be significantly impacted by the market price of the partnership’s units and the combined business performance of our company and Brookfield Infrastructure as a whole.